UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                 FORM N-CSR


                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number:     811-10103

Exact name of registrant
  as specified in charger:              Satuit Capital Management Trust

Address of principal
  executive offices:                    15 Eastlake Road,
                                        Mt. Pleasant, SC 29464

Name and address
  of agent for service:                 Thomas R. Westle
                                        Blank Rome LLP
                                        The Chrysler Building
                                        405 Lexington Avenue
                                        New York, New York 10174

Registrant's telephone number,
      including area code:              (843) 883-0550

Date of fiscal year end:                August 31st

Date of reporting period:               February 29th


Item #1.  Reports to Stockholders.

SATUIT CAPITAL SMALL CAP FUND
FUND EXPENSES (UNAUDITED)

FUND EXPENSES EXAMPLE
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2007 and held for the six months ended February 29, 2008.

ACTUAL EXPENSES EXAMPLE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                                                                                                             Expenses Paid During
                                                                                                            the Period*September 1,
                                                                                                             2007 through February
                  Beginning Account ValueSeptember 1, 2007       Ending Account ValueFebruary 29, 2008              29,2008


Actual                             $ 1,000                                      $ 905.17                            $ 9.00
Hypothetical
(5% return
before
expenses)                          $ 1,000                                     $ 1,015.50                           $ 9.52


* - Expenses are equal to the Fund's annualized expense ratio of 1.90%, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 366 days in the current year.

Portfolio Holdings, by Sector, as Percentage of Net Assets

               SATUIT CAPITAL SMALL CAP FUND PORTFOLIO HOLDINGS,
                     BY SECTOR, AS PERCENTAGE OF NET ASSETS
                      AS OF FEBRUARY 29, 2008 (UNAUDITED)



                         [ PORTFOLIO HOLDINGS Graphic ]

                         SATUIT CAPITAL SMALL CAP FUND
                            SCHEDULE OF INVESTMENTS
                               FEBRUARY 29, 2008
                                  (UNAUDITED)


   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------


                COMMON STOCKS:                                                                             95.15%

                AEROSPACE/DEFENSE:                                                                          5.73%
    1,680       AAR Corp.*                                                                                                 $ 43,495
    1,250       Dynamic Materials Co.*                                                                                       71,237
    1,300       Teledyne Technologies Inc.*                                                                                  57,720
                                                                                                                     --------------
                                                                                                                            172,452
                                                                                                                     --------------

                COMPUTER SOFTWARE/STORAGE:                                                                  8.12%
    1,850       JDA Software Group*                                                                                          31,579
    1,220       ManTech International Corp.*                                                                                 53,778
    3,400       Omnicell, Inc.*                                                                                              64,600
    1,600       Progress Software Corp.*                                                                                     45,664
    2,045       Telvent GIT, S.A.*                                                                                           48,651
                                                                                                                     --------------
                                                                                                                            244,272
                                                                                                                     --------------

                CONSUMER PRODUCTS:                                                                          2.07%
     800        Chattem, Inc.*                                                                                               62,320
                                                                                                                     --------------

                CONSULTING:                                                                                 3.25%
    1,000       Huron Consulting Group, Inc.*                                                                                53,060
    2,300       Websense, Inc.*                                                                                              44,781
                                                                                                                     --------------
                                                                                                                             97,841
                                                                                                                     --------------

                ELECTRONIC/EQUIPMENT:                                                                       8.10%
    3,000       IPG Photonics Corp.*                                                                                         51,210
    2,500       Microsemi Corp.*                                                                                             54,375
    3,600       QLogic Corp.*                                                                                                57,060
    7,200       Taser International, Inc.*                                                                                   81,144
                                                                                                                     --------------
                                                                                                                            243,789
                                                                                                                     --------------

                ENERGY:                                                                                     7.91%
     600        Core Laboratories NV*                                                                                        72,960
    1,200       Dawson Geophysical Co.*                                                                                      79,044
     375        Deckers Outdoor Inc.*                                                                                        41,490
    1,400       Trina Solar Ltd ADR*                                                                                         44,478
                                                                                                                     --------------
                                                                                                                            237,972
                                                                                                                     --------------



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------


                ENVIRONMENTAL:                                                                              4.93%
    4,900       ADA-ES, Inc.*                                                                                              $ 52,430
     867        Clean Harbors, Inc.*                                                                                         53,338
    1,060       Mine Safety Appliances Co.*                                                                                  42,517
                                                                                                                     --------------
                                                                                                                            148,285
                                                                                                                     --------------

                FINANCIAL:                                                                                 10.02%
    4,200       AmTrust Financial Services                                                                                   70,140
    3,575       CastlePoint Holdings*                                                                                        45,152
    1,800       Dollar Financial Corp.*                                                                                      40,446
    1,300       Investment Technology Group*                                                                                 60,554
    1,500       Tower Group, Inc.                                                                                            42,615
    4,420       TradeStation Group Inc.*                                                                                     42,432
                                                                                                                     --------------
                                                                                                                            301,339
                                                                                                                     --------------

                HEALTHCARE:                                                                                11.75%
    1,340       Alnylam Pharmaceutical, Inc.*                                                                                38,056
    4,900       American Oriental Bioengineering, Inc.*                                                                      48,902
    5,400       Applera Corp-Celera Genomics Group*                                                                          74,844
    1,900       Lifecell Corp.*                                                                                              76,665
    2,450       Natus Medical Inc.*                                                                                          46,526
    7,600       Seattle Genetics Inc.*                                                                                       68,324
                                                                                                                     --------------
                                                                                                                            353,317
                                                                                                                     --------------

                MANUFACTURING:                                                                              4.90%
    1,400       II-VI Inc.*                                                                                                  45,836
    1,000       Middleby Corp.*                                                                                              68,000
    1,000       RBC Bearings Inc.*                                                                                           33,600
                                                                                                                     --------------
                                                                                                                            147,436
                                                                                                                     --------------

                OIL & GAS:                                                                                  8.93%
    1,100       Gulfmark Offshore, Inc.*                                                                                     55,726
    1,000       Hornbeck Offshore Services, Inc.*                                                                            44,930
    2,500       Interoil Corporation*                                                                                        54,550
    2,200       Natural Gas Services Group*                                                                                  49,280
    4,600       TXCO Resources Inc.*                                                                                         64,032
                                                                                                                     --------------
                                                                                                                            268,518
                                                                                                                     --------------

                RETAIL:                                                                                     3.30%
    1,350       CBRL Group, Inc.*                                                                                            49,167
    1,920       Papa John's International Inc.*                                                                              50,208
                                                                                                                     --------------
                                                                                                                             99,375
                                                                                                                     --------------



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------


                SEMI-CONDUCTORS:                                                                            1.19%
    2,400       Silicon Motion Technology Corp. ADR*                                                                        $35,688
                                                                                                                     --------------

                TECH:                                                                                       2.75%
    3,570       Brightpoint, Inc.*                                                                                           36,914
    3,060       China Security & Surveillance Technology Inc.*                                                               45,716
                                                                                                                     --------------
                                                                                                                             82,630
                                                                                                                     --------------

                TELECOMMUNICATIONS:                                                                         5.70%
    2,515       Cbeyond, Inc.*                                                                                               41,221
     850        China Medical Technologies, Inc. ADR                                                                         39,100
    1,000       Comtech Telecommunications Corp*                                                                             43,380
    1,480       Nice Systems Ltd ADR*                                                                                        47,774
                                                                                                                     --------------
                                                                                                                            171,475
                                                                                                                     --------------

                TRANSPORTATION:                                                                             6.50%
    2,000       Aegean Marine Petroleum Network, Inc.                                                                        54,820
    1,000       DryShips, Inc.                                                                                               75,300
    1,900       TBS International Ltd-A*                                                                                     65,436
                                                                                                                     --------------
                                                                                                                            195,556
                                                                                                                     --------------

                TOTAL INVESTMENTS:
                (Cost: $ 2,842,263)                                                                        95.15%         2,862,265
                Other assets, net of liabilities                                                            4.85%           146,004
                                                                                                    -------------    --------------

                NET ASSETS                                                                                100.00%         3,008,269

* Non-income producing (security considered non-income producing if at least one dividend has not been accrued during the last year preceding the date of the Fund's related balance sheet.)



SATUIT CAPITAL SMALL CAP FUND
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 29, 2008 (UNAUDITED)


ASSETS
  Investments at value (identified cost of $2,842,263) (Note 1)                                                         $ 2,862,265
  Receivable for securities sold                                                                                             83,227
  Dividends receivable                                                                                                          233
  Due from advisor (Note 2)                                                                                                  71,803
                                                                                                                             71,323
  Prepaid expenses                                                                                                   --------------
                                                                                                                          3,088,851
    TOTAL ASSETS                                                                                                     --------------

LIABILITIES
  Bank overdraft                                                                                                             10,837
  Payable for securities purchased                                                                                           62,843
  Payable for capital stock redeemed                                                                                          3,697
  Accrued 12b-1 fees                                                                                                          1,405
                                                                                                                              1,800
  Other accrued expenses                                                                                             --------------
                                                                                                                             80,582
    TOTAL LIABILITIES                                                                                                --------------

                                                                                                                        $ 3,008,269
NET ASSETS                                                                                                           ==============
  NET ASSETS CONSIST OF:
  Paid-in-capital applicable to 955,574 $0.01 par value shares of beneficial interest outstanding                      $ 26,105,032
  Accumulated net investment income (loss)                                                                                 (29,297)
  Accumulated net realized gain (loss) on investments                                                                  (23,087,468)
                                                                                                                             20,002
  Net unrealized appreciation (depreciation) of investments                                                          --------------
                                                                                                                        $ 3,008,269
  NET ASSETS                                                                                                         ==============

NET ASSET VALUE PER SHARE
                                                                                                                             $ 3.15
($3,008,269/ 955,574 shares outstanding)                                                                             ==============


SATUIT CAPITAL SMALL CAP FUND
STATEMENT OF OPERATIONS


SIX MONTHS ENDED FEBRUARY 29, 2008 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME
  Dividend                                                                                                                  $ 5,780

EXPENSES
  Investment advisory fees (Note 2)                                                                                          18,461
  12b-1 fees (Note 2)                                                                                                         4,616
  Custody fees                                                                                                                1,492
  Accounting fees (Note 2)                                                                                                    5,832
  Recordkeeping and administrative services (Note 2)                                                                         10,000
  Registration fees (Note 2)                                                                                                  9,383
  Transfer agent fees (Note 2)                                                                                               17,283
  Shareholder servicing and reports (Note 2)                                                                                 13,364
  Professional fees                                                                                                          30,330
  Compliance fees                                                                                                             2,736
  Directors fees                                                                                                              4,645
  Insurance                                                                                                                     521
                                                                                                                              7,531
  Miscellaneous                                                                                                      --------------
    Total expenses                                                                                                          126,194
                                                                                                                           (91,117)
  Fee waivers and reimbursed expenses (Note 2)                                                                       --------------
                                                                                                                             35,077
  Expenses, net                                                                                                      --------------
                                                                                                                           (29,297)
    Net investment income (loss)                                                                                     --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investments                                                                                (36,991)
                                                                                                                          (220,679)
    Change in net unrealized appreciation/depreciation on investments                                                --------------
                                                                                                                          (257,670)
    Net realized and unrealized gain (loss) on investments                                                           --------------
                                                                                                                        $ (286,967)
    Increase (decrease) in net assets from operations                                                                ==============


SATUIT CAPITAL SMALL CAP FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                                                  SIX MONTHS ENDED
                                                                                                  FEBRUARY 29, 2008   YEAR ENDED
                                                                                                     (UNAUDITED)   AUGUST 31, 2007
                                                                                                     --------------  --------------


INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment gain (loss)                                                                             $ (29,297)      $ (77,658)
  Net realized gain (loss) on investments                                                                  (36,991)        (56,571)
                                                                                                          (220,679)         672,796
  Change in unrealized appreciation/depreciation on investments                                      --------------  --------------
                                                                                                          (286,967)         538,567
  Increase (decrease) in net assets from operations                                                  --------------  --------------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Shares sold                                                                                               312,820         406,491
                                                                                                          (944,104)     (2,115,042)
  Shares redeemed                                                                                    --------------  --------------
                                                                                                          (631,284)     (1,708,551)
  Increase (decrease) in net assets from capital share transactions                                  --------------  --------------

NET ASSETS
  Increase (decrease) during period                                                                       (918,251)     (1,169,984)
                                                                                                          3,926,520       5,096,504
  Beginning of period                                                                                --------------  --------------
                                                                                                        $ 3,008,269     $ 3,926,520
END OF PERIOD                                                                                        ==============  ==============



SATUIT CAPITAL SMALL CAP FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     YEARS ENDED AUGUST 31,
                                                             ----------------------------------------------------------------------
                                            SIX MONTHS
                                          ENDED FEBRUARY
                                             29, 2008
                                            (UNAUDITED)            2007                2006                2005             2004
                                          ---------------   -----------------    -----------------    ---------------    ----------
                                              $ 3.48             $ 3.10              $ 3.31                $ 2.48            $ 2.53
NET ASSET VALUE, BEGINNING OF PERIOD      ----------         ----------          ----------           -----------        ----------
Investment activities
  Net investment income (loss)                (0.03)             (0.07)              (0.07)                (0.05)            (0.06)
  Net realized and unrealized gain            (0.30)               0.45              (0.14)                  0.88              0.01
    (loss) on investments                 ----------         ----------          ----------           -----------        ----------
                                              (0.33)               0.38              (0.21)                  0.83            (0.05)
  TOTAL FROM INVESTMENT ACTIVITIES        ----------         ----------          ----------           -----------        ----------

                                              $ 3.15             $ 3.48              $ 3.10                $ 3.31            $ 2.48
NET ASSET VALUE, END OF PERIOD            ==========         ==========          ==========           ===========        ==========

TOTAL RETURN                                 (9.48%)             12.26%             (6.34%)              (33.47%)           (1.98%)
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets (A)
Expenses                                       1.90%*             1.90%               1.96%(B)              1.90%             1.94%
Expense ratio- net                             1.90%*             1.90%(C)            1.90%(C)              1.90%             1.90%
Net investment loss                          (1.59%)            (1.69%)(C)          (1.84%)(C)            (1.64%)           (1.82%)
Portfolio turnover rate                       71.80%            123.88%              34.60%               305.38%           159.84%
Net assets, end of period (000's)            $ 3,008            $ 3,927             $ 5,097               $ 6,373           $ 5,585
* Annualized
(A) Management fee waivers and reimbursements reduced the expense ratio and reduced net investment loss ratio by 4.94% for the six months ended February 29, 2008; 3.95% for the year ended August 31, 2007; 1.80% for the year ended August 31, 2006; 1.86% for the year ended August 31, 2005; 1.69% for the year ended August 31, 2004; and 1.51% for the year ended August 31, 2003.
(B) Expense ratio has been increased to include custodian fees which were offset by custodian fee credits and after deduction of management fee waivers and reimbursements.
(C) Expense ratio-net reflects the effect of the management fee waivers and reimbursements and custodian fee credits the Fund received.


SATUIT CAPITAL SMALL CAP FUND

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          YEARS ENDED AUGUST 31,
                                                                                                       ----------------------------
                                                                                                        2004            2003
                                                                                                       ------    ------------------
                                                                                                                       $ 1.66
NET ASSET VALUE, BEGINNING OF PERIOD                                                                              -----------
Investment activities
  Net investment income (loss)                                                                                         (0.04)
                                                                                                                         0.91
  Net realized and unrealized gain (loss) on investments                                                          -----------
                                                                                                                         0.87
  TOTAL FROM INVESTMENT ACTIVITIES                                                                                -----------


                                                                                                                       $ 2.53
NET ASSET VALUE, END OF PERIOD                                                                                    ===========

TOTAL RETURN                                                                                                         (52.41%)
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets (A)
Expenses                                                                                               (B)              1.95%(B)
Expense ratio- net                                                                                     (C)              1.90%(C)
Net investment loss                                                                                    (C)            (1.90%)(C)
Portfolio turnover rate                                                                                               134.87%
Net assets, end of period (000's)                                                                                     $ 9,798
* Annualized
(A) Management fee waivers and reimbursements reduced the expense ratio and reduced net investment loss ratio by 4.94% for the six months ended February 29, 2008; 3.95% for the year ended August 31, 2007; 1.80% for the year ended August 31, 2006; 1.86% for the year ended August 31, 2005; 1.69% for the year ended August 31, 2004; and 1.51% for the year ended August 31, 2003.
(B) Expense ratio has been increased to include custodian fees which were offset by custodian fee credits and after deduction of management fee waivers and reimbursements.
(C) Expense ratio-net reflects the effect of the management fee waivers and reimbursements and custodian fee credits the Fund received.


SATUIT CAPITAL SMALL CAP FUND
NOTES TO THE FINANCIAL STATEMENTS
FEBRUARY 29, 2008 (UNAUDITED)
SIGNIFICANT ACCOUNTING POLICIES

     The Satuit Capital Small Cap Fund (the "Fund") is a series of Satuit Capital Management Trust ("SCMT") which is registered under The Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was established on March 1, 2000 originally as a series of The World Funds, Inc. Effective November 1, 2007, the Fund was reorganized as a series of SCMT under the Agreement and Plan of Reorganization (the "Plan") approved at a special meeting of the shareholders held on May 26, 2007 (see Note 6 for further discussion). The Fund maintains its financial statements, information and performance history in accordance with the Plan.

     The objective of the Fund is to seek to achieve capital appreciation by investing at least 80% of its assets in a diversified portfolio of U.S. common stocks of small capitalization companies. Effective November 1, 2007 the Fund changed its fundamental investment restriction pertaining to industry concentration, which was approved at a special meeting of the shareholders held on October 25, 2007 (see Note 6 for further discussion.)

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

VALUATION

     The Fund's securities are valued at current market prices. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other securities for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Fund's net asset value is determined as of such times.

     In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

SECURITY TRANSACTIONS AND INCOME

     Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

ACCOUNTING ESTIMATES

     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Fin 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements and is effective for the Fund's fiscal year beginning September 1, 2007. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (August 31, 2005 -
2007) and has concluded there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

RECLASSIFICATION OF CAPITAL ACCOUNTS

     Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Agreement, the Advisor, Satuit Capital Management Trust, (SCMT), effective November 1, 2007, provides investment services for an annual fee of 1.00% of average daily net assets of the Fund. SCMT has assumed the obligations of the Predecessor Fund's investment advisor, Commonwealth Capital Management, LLC (the "Predecessor Advisor") under the Predecessor Fund's Expense Limitation Agreement. Pursuant to the Expense Limitation Agreement, the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses for the Fund are limited to 1.90% through August 31, 2008. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund's business ("extraordinary expenses"). For the period September 1, 2007 through October 31, 2007, the Predecessor Advisor earned and waived $6,900 in advisory fees. As of February 29, 2008, $26,789 was due from the Predecessor Advisor, which was paid in May, 2008. For the period November 1, 2007 through February 29, 2008, SCMT earned and waived $11,566 in advisory fees. As of February 29, 2008, $45,867 was due from the Advisor, which was paid in May, 2008.

     The Predecessor Advisor will continue to be entitled to the reimbursement of fees waived or reimbursed by the Predecessor Advisor for a period of five years following the Fund's reorganization into the Trust. SCMT will also be entitled to the reimbursement of fees waived or expenses reimbursed to the Fund for five years following such waiver or reimbursement, provided that the Predecessor Advisor has received all applicable recoupment. The total amount of reimbursement recoverable by the Predecessor Advisor or the Advisor is the sum of all fees previously waived or reimbursed by the Predecessor Advisor or the Advisor, as applicable, less any reimbursement previously paid.

     The total amount of recoverable reimbursements as of February 29, 2008 was $617,790 and expires as follows:


Year Expiring                                                                                                                Amount
 ------------------------------------------------------------------------------------------------------------------  --------------

August 31, 2009                                                                                                           $ 123,021
August 31, 2010                                                                                                             114,816
August 31, 2011                                                                                                             106,744
August 31, 2012                                                                                                             182,092
                                                                                                                             91,117
August 31, 2013                                                                                                      --------------
                                                                                                                          $ 617,790
Total                                                                                                                ==============


     The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or the advisor may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund or the advisor may incur such distribution expenses at the rate of 0.25% per annum on the Fund's average net assets. For the six months ended February 29, 2008, there was $4,616 of distribution expense incurred.
     First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. No underwriting fees were received by FDCC for the six months ended February 29, 2008. FDCC also receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 360 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the six months ended February 29, 2008, the CDSC for Fund shares redeemed was $2,519.

     Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. Of the $9,383 of filing and registration fees expense incurred and the $13,364 of shareholder services and reports expense incurred, CSS received $1,005 and $465, respectively, for these services. For other administrative services, CSS receives 0.10% of average daily net assets, with a $30,000 annual minimum. CSS received $10,000 for its services for the six months ended February 29, 2008.

     Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $17,283 for its services for the six months ended February 29, 2008.

     Commonwealth Fund Accounting ("CFA") is the Fund's Accounting Agent. CFA received $5,832 for its services for the six months ended February 29, 2008.
     Certain officers and/or an interested Trustee of the Fund are also employees, officers and/or directors of Satuit Capital Management, LLC.

INVESTMENTS/CUSTODY

     The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended February 29, 2008, aggregated $2,380,280 and $3,095,943, respectively.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. There were no distributions paid during the six months ended February 29, 2008 or the year ended August 31, 2007.

     As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

umulated net realized gain (loss) on investments                                                                     $ (23,022,328)

Net unrealized appreciation (depreciation) on investments                                                                   240,681
                                                                                                                           (28,149)
Post October losses                                                                                               -----------------
                                                                                                                     $ (22,809,796)
Total                                                                                                             =================


     As of August 31, 2007, the Fund has a capital loss carryforward of $23,104,656 available to offset future capital gains, if any, of which $8,804,797 expires in 2010, $8,378,666 which expires in 2011, and $5,921,193 which expires in 2012.

CAPITAL STOCK TRANSACTIONS

     Summary of capital stock transactions was:


                                                                           SIX MONTHS ENDED
                                                                          FEBRUARY 29, 2008                   YEAR ENDED
                                                                             (UNAUDITED)                    AUGUST 31, 2007
                                                                   -------------------------------  -------------------------------
                                                                            SHARES           VALUE           SHARES           VALUE
                                                                    --------------  --------------   --------------  --------------

Shares sold                                                                 85,948       $ 312,820          122,062       $ 406,491
                                                                         (259,756)       (944,104)        (636,905)     (2,115,042)
Shares redeemed                                                     --------------  --------------   --------------  --------------
                                                                         (173,808)     $ (631,284)        (514,843)   $ (1,705,551)
Net increase (decrease)                                             ==============  ==============   ==============  ==============


SPECIAL MEETING OF SHAREHOLDERS

     A Special Meeting of Shareholders of the Fund (the "Special Meeting") was held on October 25, 2007. This Special Meeting was called to approve a change to the Fund's fundamental investment restriction pertaining to industry concentration and to approve an Agreement and Plan of Reorganization (the "Plan") providing for the transfer of all of the assets and liabilities of the Satuit Capital Small Cap Fund from a series of the World Funds, Inc. ("TWF") to a series of the Satuit Capital Management Trust ("SCMT"). The Fund is no longer restricted to investing in the equity securities of companies principally engaged in genomics or genomics-related businesses. The Fund is a new series of SCMT created solely for the purposes of this reorganization. The reorganization was completed on November 1, 2007 at which time the Fund adopted as its own the financials, information and performance history of the Satuit Capital Small Cap Fund, a series of TWF. Voting results are as follows:

                                                FOR                            AGAINST                          ABSTAIN
                                  -------------------------------  -------------------------------  -------------------------------
                                           SHARES               %           SHARES               %           SHARES               %
                                   --------------  --------------   --------------  --------------   --------------  --------------
Change in investment restriction          457,364           77.28           73,363           12.40           61,132           10.33
Agreement and Plan of
Reorganization                            460,088           77.74           69,973           11.82           61,798           10.44


SATUIT CAPITAL SMALL CAP FUND
SUPPLEMENTAL INFORMATION
(UNAUDITED)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISER:

Satuit Capital Management, LLC
2807 Gaston Gate
Mt. Pleasant, SC 29466

DISTRIBUTOR:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

TRANSFER AGENT:

For more information, wire purchase or redemptions, call or write to Satuit Capital Small Cap Fund's Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

MORE INFORMATION:

For 24 hours, 7 days a week price information, investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 567-4030, Toll Free.

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS

                         SATUIT CAPITAL SMALL CAP FUND

                                  A series of
                        Satuit Capital Management Trust


                   FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008
                                  (UNAUDITED)

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

 ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

        EXHIBIT NO.      DESCRIPTION OF EXHIBIT
        -----------      ----------------------

        11 (b) (1)       Certification of Principal Executive Officer
Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (b) (2)       Certification of Principal Financial Officer
Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (c)           Certification of Principal Executive Officer and
Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Satuit Capital Management Trust

By: /s/ Robert J. Sullivan
      ---------------------
      Robert J. Sullivan
      Principal Executive Officer

Date: May 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Robert J. Sullivan
      ---------------------
      Robert J. Sullivan
      Principal Financial Officer

Date:  May 8, 2008